Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2018 PHP (₱)
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	₱ 14,723
Balance at end of the year	16,739
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	14,759
Reclassifications and reversals	47
Provisions	4,192
Business combination/dissolution	(57)
Write-offs	(2,444)
Translation adjustments	6
Balance at end of the year	16,503
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	1,416
Reclassifications and reversals	(13)
Provisions	247
Business combination/dissolution	(57)
Write-offs	(3)
Translation adjustments	5
Balance at end of the year	1,595
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	13,343
Reclassifications and reversals	60
Provisions	3,945
Write-offs	(2,441)
Translation adjustments	1
Balance at end of the year	14,908
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	787
Reclassifications and reversals	86
Provisions	20
Balance at end of the year	893
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	7,925
Reclassifications and reversals	6
Provisions	3,109
Write-offs	(2,109)
Balance at end of the year	8,931
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	474
Reclassifications and reversals	(48)
Provisions	172
Translation adjustments	5
Balance at end of the year	603
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	3,212
Reclassifications and reversals	201
Provisions	820
Write-offs	(328)
Translation adjustments	1
Balance at end of the year	3,906
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	7
Reclassifications and reversals	(46)
Provisions	44
Balance at end of the year	5
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	925
Reclassifications and reversals	2
Financial assets derecognized during the year	(13)
Balance at end of the year	914
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	1
Provisions	2
Balance at end of the year	3
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	75
Reclassifications and reversals	(3)
Provisions	2
Balance at end of the year	74
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	147
Reclassifications and reversals	(5)
Provisions	9
Business combination/dissolution	(57)
Write-offs	(3)
Balance at end of the year	91
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balance as at beginning of the year	1,206
Reclassifications and reversals	(146)
Provisions	27
Write-offs	(4)
Balance at end of the year	₱ 1,083